Revenue Recognition and Related Party Revenue Other Related Party Matters (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Reductions of account receivable, organization and offering costs from PECO III	$ 9,661	$ 0	$ 9,661	$ 0
Accounts receivable - organization and offering costs due from PECO III	3,409		3,409		$ 5,125
Accounts receivable – affiliates					5,125	$ 6,102
Reduction in other liabilities			(400)
Due to Affiliate	900		900		1,200	1,400
Related Party Transaction, Expenses from Transactions with Related Party					0	5,454	$ 0
Debt contributed to joint venture					175,000	0	$ 0
Management Service
Related Party Transaction [Line Items]
Accounts receivable - organization and offering costs due from PECO III					600	4,100
Accounts receivable – affiliates	$ 900		$ 900		$ 600
Subsidiaries
Related Party Transaction [Line Items]
Noncontrolling interest, ownership percentage	25.00%		25.00%		25.00%
Noncontrolling interest, ownership percentage by parent	75.00%		75.00%		75.00%
PECO III
Related Party Transaction [Line Items]
Reductions of account receivable, organization and offering costs from PECO III			$ 2,300
Accounts receivable - organization and offering costs due from PECO III	$ 2,500		2,500		$ 4,500
Accounts receivable – affiliates					4,500	2,000
Affiliated Entity
Related Party Transaction [Line Items]
Reductions of account receivable, organization and offering costs from PECO III			1,900
PECO Air
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	200		500	$ 400	800	$ 100
Necessity Retail Partners
Related Party Transaction [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 200,000		200,000		200,000
Guarantee Obligations Expected Exposure			$ 50,000		50,000
Grocery Retail Partners I
Related Party Transaction [Line Items]
Debt contributed to joint venture					$ 175,000